Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Consolidated Other Accounts Receivable
As of December 31, 2022 and 2021, consolidated other accounts receivable consisted of:

	2022	2021
Advances of income taxes and other refundable taxes	$335	396
Non-trade accounts receivable 1	119	84
Interest and notes receivable	41	31
Current portion of valuation of derivative financial instruments	25	36
Loans to employees and others	15	11

	$535	558

1	Non-trade accounts receivable are mainly attributable to the sale of assets.